UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                02/09/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        60
Form 13F Information Table Value Total:                $1,203,543
                                                       (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                        OF CLASS                  (x$1000)  PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   --------- --------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101    1874       66290  SH          SOLE                  65779  0         511
AIR PRODS & CHEMS INC         COM             009158106   22220      260828  SH          SOLE                 171932  0       88896
AMERICAN  TOWER CORP          CL A            029912201   52961      882530  SH          SOLE                 656896  0      225634
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   47205      773987  SH          SOLE                 557098  0      216889
APPLE INC                     COM             037833100   73485      181444  SH          SOLE                 135168  0       46276
AUTODESK INC                  COM             052769106    1992       65679  SH          SOLE                  65180  0         499
BARD C R INC                  COM             067383109    1936       22647  SH          SOLE                  22475  0         172
BAXTER INTL INC               COM             071813109   10301      208193  SH          SOLE                 112672  0       95521
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702   59237      776370  SH          SOLE                 572352  0      204018
BROADCOM CORP                 CL A            111320107    2905       98940  SH          SOLE                  98183  0         757
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209    2186       31321  SH          SOLE                  31089  0         232
CAREFUSION CORP               COM             14170T101    2905      114306  SH          SOLE                 113429  0         877
CHEVRON CORP NEW              COM             166764100   25088      235792  SH          SOLE                 177422  0       58370
CHURCH & DWIGHT INC           COM             171340102    2296       50165  SH          SOLE                  49772  0         393
COACH INC                     COM             189754104   10100      165469  SH          SOLE                 104691  0       60778
COCA COLA CO                  COM             191216100   32297      461585  SH          SOLE                 339919  0      121666
COLGATE PALMOLIVE CO          COM             194162103   44038      476653  SH          SOLE                 363266  0      113387
COMPASS MINERALS INTL INC     COM             20451N101    2754       40002  SH          SOLE                  39699  0         303
DISNEY WALT CO                COM DISNEY      254687106   37254      993428  SH          SOLE                 735744  0      257684
DR PEPPER SNAPPLE GROUP INC   COM             26138E109    2148       54405  SH          SOLE                  53995  0         410
EXPEDITORS INTL WASH INC      COM             302130109   46016     1123441  SH          SOLE                 867355  0      256086
EXXON MOBIL CORP              COM             30231G102   58937      695342  SH          SOLE                 505413  0      189929
FAMILY DLR STORES INC         COM             307000109    2512       43572  SH          SOLE                  43248  0         324
FEDEX CORP                    COM             31428X106   39597      474161  SH          SOLE                 360867  0      113294
HOME DEPOT INC                COM             437076102   38234      909473  SH          SOLE                 664957  0      244516
HONEYWELL INTL INC            COM             438516106   58388     1074288  SH          SOLE                 803485  0      270803
ISHARES TR                    RUSSELL MCP GR  464287481      83        1505  SH          SOLE                   1505  0           0
ISHARES TR                    RUSSELL1000GRW  464287614      12         210  SH          SOLE                    210  0           0
JOHNSON & JOHNSON             COM             478160104    7910      120618  SH          SOLE                  66060  0       54558
JOY GLOBAL INC                COM             481165108    2764       36872  SH          SOLE                  36592  0         280
KOHLS CORP                    COM             500255104    1533       31058  SH          SOLE                  30821  0         237
KRAFT FOODS INC               CL A            50075N104   15402      412246  SH          SOLE                 221214  0      191032
MARKEL CORP                   COM             570535104   13533       32636  SH          SOLE                  20616  0       12020
MASTERCARD INC                CL A            57636Q104    4361       11697  SH          SOLE                      0  0       11697
MAXIM INTEGRATED PRODS INC    COM             57772K101   14814      568903  SH          SOLE                 344756  0      224147
MICROCHIP TECHNOLOGY INC      COM             595017104    3697      100919  SH          SOLE                 100151  0         768
MICROSOFT CORP                COM             594918104   51498     1983728  SH          SOLE                1489039  0      494689
NETAPP INC                    COM             64110D104   40846     1126172  SH          SOLE                 870484  0      255688
NIKE INC                      CL B            654106103   10000      103771  SH          SOLE                  54677  0       49094
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103    2851       94339  SH          SOLE                  93622  0         717
NVR INC                       COM             62944T105    2243        3269  SH          SOLE                   3244  0          25
O REILLY AUTOMOTIVE INC NEW   COM             67103H107    3003       37559  SH          SOLE                  37274  0         285
OCCIDENTAL PETE CORP DEL      COM             674599105   35633      380289  SH          SOLE                 276414  0      103875
OMNICOM GROUP INC             COM             681919106    2206       49473  SH          SOLE                  49097  0         376
ORACLE CORP                   COM             68389X105   48865     1905075  SH          SOLE                1411626  0      493449
PAYCHEX INC                   COM             704326107   10096      335292  SH          SOLE                 218878  0      116414
PEPSICO INC                   COM             713448108   46038      693871  SH          SOLE                 520397  0      173474
PETSMART INC                  COM             716768106    1830       35672  SH          SOLE                  35401  0         271
POLYCOM INC                   COM             73172K104    1499       91956  SH          SOLE                  91251  0         705
PRAXAIR INC                   COM             74005P104   21578      201850  SH          SOLE                 143396  0       58454
PROCTER & GAMBLE CO           COM             742718109   49254      738328  SH          SOLE                 539064  0      199264
QUALCOMM INC                  COM             747525103   44542      814292  SH          SOLE                 626801  0      187491
SBA COMMUNICATIONS CORP       COM             78388J106    3435       79963  SH          SOLE                  79353  0         610
ST JUDE MED INC               COM             790849103   10527      306915  SH          SOLE                 193983  0      112932
TARGET CORP                   COM             87612E106   39064      762678  SH          SOLE                 554328  0      208350
THERMO FISHER SCIENTIFIC INC  COM             883556102   12310      273746  SH          SOLE                 144355  0      129391
UNION PAC CORP                COM             907818108    7968       75208  SH          SOLE                  39608  0       35600
UNITED TECHNOLOGIES CORP      COM             913017109    6965       95299  SH          SOLE                  53581  0       41718
VISA INC                      COM CL A        92826C839    6196       61031  SH          SOLE                  53392  0        7639
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103    2121      144895  SH          SOLE                 143710  0        1185